Note 11 - Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease, Policy [Policy Text Block]
Note 11. Lease Commitments

Avalon leases golf carts, machinery and equipment, and copiers under operating leases and land and land improvements under a capital lease. Future commitments under long-term, operating leases and capital lease at December 31, 2011 are as follows (in thousands):

	Capital	Operating	Total
2012	$15	$330	$345
2013	15	256	271
2014	15	75	90
2015	15	—	15
2016	15	—	15
After 2016	540	—	540
Total minimum lease payments	615	$661	$1,276
Less: Amounts representing interest	387
Present value of minimum payments	228
Less: Current portion of obligations under capital leases	1
Long-term portion of obligations under capital leases	$227

Rental expense included in the Consolidated Statements of Operations amounted to $443,000 in 2011 and $421,000 in 2010.